Expense by Nature - Summary of Sales and Marketing Expenses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Sales and marketing expenses
Borrower acquisition expenses	¥ 1,504,678	¥ 2,745,576	¥ 5,030,841
General sales and marketing expenses	2,530,947	2,626,038	4,398,677
Investor acquisition and retention expenses	0	34,757	24,035
Referral expenses from platform service	0	0	435,122
Sales and marketing expenses	¥ 4,035,625	¥ 5,406,371	¥ 9,888,675